Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 $ / shares item Y	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	11.50		11.50
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.0550	10.00		0.1000
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	9.94	9.73	9.73
Expected life of the options to convert
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	5.36	5.61			5.61
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.0396	1.31		0.0131
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		0
Probability of business combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		90